Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]	Principles of Consolidation — The consolidated financial statements include the accounts for the Parent Company and all of its wholly-owned subsidiaries after elimination of intercompany transactions, profits, and balances.
Use of Estimates, Policy [Policy Text Block]	Use of Estimates in the Preparation of Financial Statements — The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the related revenues and expenses during the reporting period. Actual amounts could differ from those estimates.
Subsequent Events, Policy [Policy Text Block]	Subsequent Events — The Company has evaluated subsequent events for disclosure through the date of issuance of the accompanying consolidated financial statements.
Reclassification, Comparability Adjustment [Policy Text Block]	Reclassifications — Certain previously reported amounts have been reclassified to conform to the current period classification.
Cash and Cash Equivalents, Policy [Policy Text Block]	Cash Equivalents — The Company considers all highly liquid instruments purchased with an original maturity of three months or less as cash equivalents.
Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value of Financial Instruments — The carrying values of cash and cash equivalents (Level 1), accounts receivable, short-term debt (Level 2) and accounts payable approximate fair value because of the immediate or short-term maturity of these financial instruments. See Note 12, Fair Value of Financial Instruments, for a discussion of the fair value of long-term debt.

The three-tier value hierarchy is utilized to prioritize the inputs used in measuring fair value. The hierarchy gives the highest priority to quoted prices in active markets (Level 1) and the lowest priority to unobserved inputs (Level 3). The three levels are defined as follows:

●	Level 1- Quoted prices for identical instruments in active markets.

●

Level 2- Quoted prices for similar instruments; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs or significant value-drivers are observable.

●	Level 3- Model-derived valuations in which one or more inputs or value-drivers are both significant to the fair value measurement and unobservable.

Cash and cash equivalents as of March 31, 2021 included an investment in a money market fund, which was classified within Level 1 of the fair value hierarchy because it has readily-available market prices in active markets that are publicly accessible at the measurement date. The money market fund was liquidated during fiscal year 2022 and had a balance of $0 as of March 31, 2022.

Receivable [Policy Text Block]	Accounts Receivable and Doubtful Accounts — Accounts receivable is stated at invoice value, which is net of any off invoice promotions. A provision for doubtful accounts is recorded based upon an assessment of credit risk within the accounts receivable portfolio, experience of delinquencies (accounts over 15 days past due) and charge-offs (accounts removed from accounts receivable for expectation of non-payment), and current market conditions. Management believes these provisions are adequate based upon the relevant information presently available.
Inventory, Policy [Policy Text Block]	Inventories — Substantially all inventories are stated at the lower of cost or market with cost determined using the last-in, first-out (“LIFO”) method. An actual valuation of inventory under the LIFO method is made at the end of each fiscal year based on the inventory levels and costs at that time. In contrast, interim LIFO calculations are based on management’s estimates of expected year-end inventory levels, production pack yields, sales and the expected rate of inflation or deflation for the year. The interim LIFO calculations are subject to adjustment in the final year-end LIFO inventory valuation.
Assets Held for Sale, Policy [Policy Text Block]	Assets Held for Sale — The Company classifies its assets as held for sale at the time management commits to a plan to sell the asset, the asset is actively marketed and available for immediate sale, and the sale is expected to be completed within one year. Due to market conditions, certain assets may be classified as held for sale for more than one year as the Company continues to actively market the assets. Assets that meet the held for sale criteria are presented separately on the consolidated balance sheet at the lower of carrying value or estimated fair value less costs to sell and depreciation is no longer recognized.
Property, Plant and Equipment, Policy [Policy Text Block]

Property, Plant and Equipment — Property, plant, and equipment are stated at cost. Interest incurred during the construction of major projects is capitalized. For financial reporting, the Company provides for depreciation on the straight-line method at rates based upon the estimated useful lives of the various assets. The estimated useful lives are as follows:

	Years
Land improvements	10	-	20
Buildings and improvements		30
Machinery & equipment	10	-	15
Office furniture	3	-	5
Vehicles	3	-	7
Computer software	3	-	5

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Long-Lived Assets — The Company assesses its long-lived assets for impairment whenever there is an indicator of impairment. Impairment losses are evaluated if the estimated undiscounted cash flows from using the assets are less than carrying value. A loss is recognized when the carrying value of an asset exceeds its fair value.

Additionally, the Company assesses the potential for an other-than-temporary impairment of its equity method investment when impairment indicators are identified by considering all available information, including the recoverability of the investment, the earnings and near-term prospects of the investment, factors related to the industry, amongst others relevant information. If an investment is considered to be impaired and the decline in value is other than temporary, an impairment charge is recorded. During fiscal year 2022, the Company recorded an impairment charge of $6.3 million to reduce the carrying value of the equity method investment to $0, as the value of the investment was determined to not be recoverable. During fiscal year 2021, the Company had recorded an other-than-temporary impairment charge of $9.7 million to its equity method investment representing the difference between the carrying value of the Company’s investment and its proportionate share of the investment’s fair value. These charges are included in “Loss from equity investment” in the Company’s Consolidated Statements of Net Earnings.

Deferred Charges, Policy [Policy Text Block]

Deferred Financing Costs — Deferred financing costs incurred in obtaining debt are amortized on a straight-line basis over the term of the debt, which is not materially different than using the effective interest rate method. As of March 31, 2022 there were $0.8 million of unamortized financing cost included in other current assets and $0.1 million of unamortized financing costs included as a contra to long-term debt and current portion of long-term debt on the Consolidated Balance Sheets.

Revenue from Contract with Customer [Policy Text Block]

Revenue Recognition — Revenue recognition is completed for most customers at a point in time basis when product control is transferred to the customer.  In general, control transfers to the customer when the product is shipped or delivered to the customer based upon applicable shipping terms, as the customer can direct the use and obtain substantially all of the remaining benefits from the asset at this point in time. The Company does sell certain finished goods inventory for cash on a bill and hold basis. The terms of the bill and hold agreement(s) provide that title to the specified inventory is transferred to the customer(s) prior to shipment and the Company has the right to payment (prior to physical delivery) which results in recorded revenue as determined under the revenue recognition standard.

See Note 2, Revenue Recognition, for further discussion of the policy.

Trade promotions are an important component of the sales and marketing of the Company’s branded products, and are critical to the support of the business. Trade promotion costs, which are recorded as a reduction of sales, include amounts paid to retailers for shelf space, to obtain favorable display positions and to offer temporary price reductions for the sale of our products to consumers. Accruals for trade promotions are recorded primarily at the time of sale to the retailer based on expected levels of performance. Settlement of these liabilities typically occurs in subsequent periods primarily through an authorized process for deductions taken by a retailer from amounts otherwise due to the Company. As a result, the ultimate cost of a trade promotion program is dependent on the relative success of the events and the actions and level of deductions taken by retailers. Final determination of the permissible deductions may take extended periods of time.

Concentration Risk, Credit Risk, Policy [Policy Text Block]	Concentration of Credit Risk — Financial instruments that potentially subject the Company to credit risk consist of trade receivables and interest-bearing investments. Wholesale and retail food distributors comprise a significant portion of the trade receivables; collateral is generally not required. A relatively limited number of customers account for a large percentage of the Company’s total net sales. The top ten customers represented approximately 53% and 50% of net sales for fiscal years 2022 and 2021, respectively. The Company closely monitors the credit risk associated with its customers. The Company places substantially all of its interest-bearing investments with financial institutions and monitors credit exposure. Cash and short-term investments in certain accounts exceed the federal insured limit; however, the Company has not experienced any losses in such accounts.
Advertising Cost [Policy Text Block]	Advertising Costs — Advertising costs are expensed as incurred and totaled $2.2 million and $1.8 million in fiscal years 2022 and 2021, respectively.
Income Tax, Policy [Policy Text Block]

Income Taxes — The provision for income taxes includes federal and state income taxes currently payable and those deferred because of temporary differences between the financial statement and tax basis of assets and liabilities and tax credit carryforwards. The Company uses the flow-through method to account for its investment tax credits.

The Company evaluates the likelihood of realization of its net deferred income tax assets by assessing its valuation allowance and by adjusting the amount of such allowance, if necessary. The factors used to assess the likelihood of realization are the Company’s forecast of future taxable income, the projected reversal of temporary differences and available tax planning strategies that could be implemented to realize the net deferred income tax assets.

Current rules on the accounting for uncertainty on income taxes prescribe a minimum recognition threshold for a tax position taken or expected to be taken in a tax return that is required to be met before being recognized in the financial statements. Those rules also provide guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company recognizes interest and penalties accrued on unrecognized tax benefits as well as interest received from favorable settlements within income tax expense.

Earnings Per Share, Policy [Policy Text Block]

Earnings per Common Share — The Company has three series of convertible preferred stock, which are deemed to be participating securities that are entitled to participate in any dividend on Class A common stock as if the preferred stock had been converted into common stock immediately prior to the record date for such dividend. Basic earnings per share for common stock is calculated using the “two-class” method by dividing the earnings attributable to common stockholders by the weighted average of common shares outstanding during the period.

Diluted earnings per share is calculated by dividing earnings attributable to common stockholders by the sum of the weighted average common shares outstanding plus the dilutive effect of convertible preferred stock using the “if-converted” method, which treats the contingently-issuable shares of convertible preferred stock as common stock. Restricted stock is included in the diluted earnings per share calculation.

New Accounting Pronouncements, Policy [Policy Text Block]

Recently Issued Accounting Standards — In June 2016, the Financial Accounting Standards Board (FASB) issued ASU No. 2016-13, "Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments," which was subsequently amended in November 2018 through ASU No. 2018-19, "Codification Improvements to Topic 326, Financial Instruments – Credit Losses." ASU No. 2016-13 will require entities to estimate lifetime expected credit losses for trade and other receivables along with other financial instruments which will result in earlier recognition of credit losses. Further, the new credit loss model will affect how entities in all industries estimate their allowance for losses for receivables that are current with respect to their payment terms. In November 2019, the FASB issued ASU No. 2019-10, which, among other things, deferred the application of the new guidance on credit losses for smaller reporting companies to fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. This guidance will be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (i.e., a modified-retrospective approach). Effective as of April 1, 2022, the Company will no longer qualify as a smaller reporting company and is therefore no longer eligible for the above-mentioned deferral. The Company expects to adopt ASU No. 2016-03, and the related ASU No. 2018-19 amendments, beginning as of April 1, 2022 and is in the process of assessing the impact, if any, that this new guidance is expected to have on the Company’s results of operations, financial condition and/or financial statement disclosures.

In December 2019, the FASB issued Accounting Standard Update (ASU) No. 2019-12 to simplify the accounting for income taxes by removing certain exceptions to the general principles and simplify areas such as franchise taxes, step-up in tax basis goodwill, separate entity financial statements and interim recognition of enacted tax laws or rate changes. The new standard became effective for the Company during the first quarter of fiscal year 2022. The adoption of this ASU did not impact to the Company’s consolidated financial statements and related disclosures.

In March 2020, the FASB issued ASU 2020-04, "Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting" which provides optional guidance for a limited time to ease the potential accounting burden associated with the expected market transition away from the London Interbank Offered Rate (LIBOR) and other interbank offered rates to alternative reference rates. LIBOR is used to determine interest expense related to the Company’s Revolver, which matures in 2026. This update was effective starting March 12, 2020 and the Company may elect to apply the amendments prospectively through December 31, 2022. We are currently evaluating the effect that ASU 2020-04 will have on our consolidated financial statements and related disclosures.

There were no other recently issued accounting pronouncements that impacted the Company’s consolidated financial statements. In addition, the Company did not adopt any other new accounting pronouncements during fiscal year 2022.